Stock Compensation Plan (10-K) (Tables)	12 Months Ended
Dec. 31, 2011
Stock Compensation Plan (10-K) [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each option grant is estimated on the date of the grant using the Black-Scholes option-pricing model with the assumptions noted in the following table.

	December 31,
	2011	2010

Expected volatility	133.02% - 136.30%	105%
Expected dividends	-	-
Expected term (in years)	6.50	6.00
Risk-free rate	2.56% - 2.87%	3.08%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes the Company's stock option transactions for the years ended December 31, 2011 and 2010:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
				(in thousands)
Options outstanding at December 31, 2009	5,166,385	2.26
Granted	3,080,000	0.12
Exercised	-	-
Forfeited	(77,000)	0.25
Expired	(1,696,422)	4.54
Options outstanding at December 31, 2010	6,472,963	0.67
Granted	40,000	0.55
Exercised	(102,000)	0.12
Forfeited	(400,000)	0.50
Expired	(1,331,156)	1.64
Options outstanding at December 31, 2011	4,679,807	$0.42	6.9	$56
Options exercisable at December 31, 2011	2,160,907	$0.72	5.3	$15
Options vested or expected to vest at December 31, 2011	3,576,610	$0.50	6.5	$38

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes the Company's stock options outstanding and exercisable by ranges of option prices as of December 31, 2011:

Options Outstanding				Options Exercisable
Range of Exercise Prices	Numbers of options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

$0.00 - $ 3.00	4,664,000	6.95	$0.39	2,145,100	5.27	$0.67
3.01 - 6.00	10,000	1.33	4.57	10,000	1.33	4.57
6.01 - 9.00	-	-	-	-	-	-
9.01 - 12.00	-	-	-	-	-	-
12.01 - 15.00	5,807	0.26	15.00	5,807	0.26	15.00

Total	4,679,807			2,160,907